UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22777

Eaton Vance Municipal Income Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Term Trust (ETX)

Semiannual Report

July 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report July 31, 2013

Eaton Vance

Municipal Income Term Trust

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Dividend Reinvestment Plan	16

Board of Trustees’ Contract Approval	18

Officers and Trustees	20

Important Notices	21

Eaton Vance

Municipal Income Term Trust

July 31, 2013

Performance1,2

Portfolio Managers Cynthia J. Clemson, Thomas M. Metzold, CFA, William H. Ahern, Jr., CFA, Craig R. Brandon, CFA, and Adam Weigold, CFA

% Cumulative Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	03/28/2013	—	—	—	–16.82%
Fund at Market Price	—	—	—	—	–26.60
Barclays Long (22+) Year Municipal Bond Index	—	–7.23%	–4.51%	5.60%	–6.71%

% Premium/Discount to NAV[3]
					–11.75%

Distributions[4]
Total Distributions per share for the period					$0.142
Distribution Rate at NAV					5.40%
Taxable-Equivalent Distribution Rate at NAV					9.54%
Distribution Rate at Market Price					6.12%
Taxable-Equivalent Distribution Rate at Market Price					10.81%

% Total Leverage[5]
Residual Interest Bond (RIB)					43.38%

Fund Profile

Credit Quality (% of total investments)5

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	6.2%	BBB	18.0%
AA	35.1	BB	3.5
A	33.9	Not Rated	3.3

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance since inception for the index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Municipal Income Term Trust

July 31, 2013

Endnotes and Additional Disclosures

[1]

Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage.

[3]

The shares of the Fund may often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to www.eatonvance.com.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax- exempt income, net realized capital gains and return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect adjustments for executed but unsettled RIB transactions.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Municipal Income Term Trust

July 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 177.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.9%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32(1)	$3,500	$3,342,360

		$3,342,360

Education — 12.5%
Central Washington University, 3.25%, 5/1/29	$2,910	$2,396,676
Central Washington University, 3.25%, 5/1/30	3,265	2,640,177
Portland Community College District, OR, 3.25%, 6/15/32	30	24,473
Portland Community College District, OR, 3.25%, 6/15/32(2)(3)	10,250	8,361,642
Rutgers State University, NJ, 4.00%, 5/1/30(2)	8,425	8,201,569

		$21,624,537

Electric Utilities — 15.8%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$4,980	$4,706,747
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 4.00%, 5/15/33	7,500	6,783,075
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	1,000	845,510
Puerto Rico Electric Power Authority, 5.25%, 7/1/28	5,000	4,395,450
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(2)	10,000	10,760,600

		$27,491,382

General Obligations — 45.7%
Cambridge, MA, 3.00%, 2/15/28	$345	$308,654
Cambridge, MA, 3.00%, 2/15/29	1,050	920,430
Hawaii, 5.00%, 11/1/28(2)	8,000	8,821,120
New York, 3.00%, 3/1/32(2)(3)	10,000	8,291,177
Pennsylvania, 4.00%, 4/1/29(2)(3)	10,000	9,919,000
San Bernardino Community College District, CA, 4.00%, 8/1/30(2)(3)	10,000	9,175,700
San Dieguito Union High School District, CA, (Election of 2012), 4.00%, 8/1/29	5,000	4,833,400
Santa Clara County, CA, (Election of 2008), 3.00%, 8/1/31	5,000	3,931,600
Scarborough, ME, 3.25%, 11/1/29	1,235	1,061,952
Schaumburg, IL, 4.00%, 12/1/30(2)	9,700	9,521,035
St. Helena, CA, Unified School District, (Election of 2012), 4.00%, 8/1/31	2,335	2,225,302
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/29(2)(3)	4,200	4,013,688

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/30(2)(3)	$4,350	$4,109,010
University City, MO, School District, 0.00%, 2/15/32	3,000	1,225,020
University City, MO, School District, 0.00%, 2/15/33	3,000	1,153,980
Washington, 4.00%, 7/1/29(2)	10,000	9,849,200

		$79,360,268

Hospital — 20.3%
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/29(2)(3)	$10,000	$10,187,600
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), 5.00%, 7/1/28	2,500	2,349,550
Kent Hospital Finance Authority, MI, (Spectrum Health System), 5.00%, 11/15/29(3)	4,000	4,062,080
Massachusetts Development Finance Agency, (Lowell General Hospital), 5.00%, 7/1/37	4,650	4,398,668
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/28	1,000	1,025,410
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,610	2,364,895
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	715	628,485
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), 4.00%, 11/15/32(2)	10,000	8,658,996
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.00%, 8/1/28(4)	1,500	1,488,285

		$35,163,969

Housing — 8.5%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 3.90%, 10/1/28(2)	$5,500	$5,111,150
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.20%, 10/1/33(2)	1,500	1,380,810
Virginia Housing Development Authority, 3.625%, 1/1/31(2)(3)	10,000	8,270,000

		$14,761,960

Industrial Development Revenue — 10.7%
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	$5,000	$4,592,200
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	2,500	2,235,100
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,155	1,036,705

4	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	$3,845	$3,451,195
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	5,000	5,200,150
Phenix City, AL, Industrial Development Board, (MeadWestvaco Coated Board), 3.625%, 5/15/30	360	292,090
Phenix City, AL, Industrial Development Board, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35(1)	2,140	1,690,685

		$18,498,125

Insured – Cogeneration — 1.1%
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$2,000	$1,975,260

		$1,975,260

Insured – General Obligations — 2.3%
Illinois, (AGM), 5.00%, 4/1/28	$4,000	$4,041,760

		$4,041,760

Insured – Industrial Development Revenue — 2.3%
Massachusetts Port Authority, (Delta Airlines, Inc.), (AMBAC), (AMT), 5.00%, 1/1/27	$4,200	$4,029,312

		$4,029,312

Lease Revenue / Certificates of Participation — 6.0%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/30(2)(3)	$10,000	$10,493,300

		$10,493,300

Other Revenue — 14.5%
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/30	$5,000	$5,077,350
Illinois Finance Authority, (Peoples Gas Light and Coke Co.), 4.00%, 2/1/33	1,500	1,316,220
Oregon Department of Administrative Services, Lottery Revenue, 4.00%, 4/1/29	80	78,987
Oregon Department of Administrative Services, Lottery Revenue, 4.00%, 4/1/29(2)	10,000	9,873,400
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/32	3,960	3,858,624
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	5,000	4,874,750

		$25,079,331

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 3.3%
Lorain County Port Authority, OH, (Kendal at Oberlin), 5.00%, 11/15/30	$1,250	$1,262,438
Massachusetts Development Finance Agency, (North Hill Communities), 3.50%, 11/15/16	395	391,654
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	695	687,411
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	710	701,082
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/27	765	678,341
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/28	910	787,778
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,175,868

		$5,684,572

Special Tax Revenue — 9.7%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/28(2)(3)	$10,000	$10,818,700
Florida Department of Environmental Protection, (Everglades Restoration), 3.25%, 7/1/28	2,930	2,554,520
Florida Department of Environmental Protection, (Everglades Restoration), 3.25%, 7/1/29	3,030	2,570,743
Florida Department of Environmental Protection, (Everglades Restoration), 3.50%, 7/1/32	1,130	939,324

		$16,883,287

Student Loan — 1.0%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	$2,000	$1,766,400

		$1,766,400

Transportation — 17.6%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/31	$5,000	$4,923,150
Grand Parkway Transportation Corp., TX, 4.95%, (0.00% until 10/1/23), 10/1/29(4)	800	476,960
Grand Parkway Transportation Corp., TX, 5.05%, (0.00% until 10/1/23), 10/1/30(4)	1,500	885,960
Grand Parkway Transportation Corp., TX, 5.20%, (0.00% until 10/1/23), 10/1/31(4)	2,000	1,176,240
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/29	10,000	4,226,500
New Jersey Turnpike Authority, 5.00%, 1/1/38	2,500	2,555,850
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(2)(3)	10,000	8,582,300

5	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

July 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Route 460 Funding Corp., VA, 0.00%, 7/1/29	$2,880	$1,208,707
Route 460 Funding Corp., VA, 0.00%, 7/1/30	2,670	1,047,201
Route 460 Funding Corp., VA, 0.00%, 7/1/31	3,000	1,111,350
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/29	3,665	1,681,759
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/31	6,600	2,652,936

		$30,528,913

Water and Sewer — 4.6%
Detroit, MI, Water Supply System, 5.25%, 7/1/27	$1,000	$945,630
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(2)(3)	7,500	6,975,750

		$7,921,380

Total Tax-Exempt Investments — 177.8% (identified cost $339,384,453)		$308,646,116

Other Assets, Less Liabilities — (77.8)%		$(135,007,685)

Net Assets — 100.0%		$173,638,431

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
SFMR	–	Single Family Mortgage Revenue

At July 31, 2013, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

California	11.5%
Texas	10.4%
Others, representing less than 10% individually	78.1%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2013, 3.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 1.9% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $20,929,540.

(4)	When-issued security.

6	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

July 31, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2013
Investments, at value (identified cost, $339,384,453)	$308,646,116
Interest receivable	2,689,202
Receivable for investments sold	6,888,440
Total assets	$318,223,758

Liabilities
Payable for floating rate notes issued	$137,470,000
Payable for when-issued securities	4,073,616
Due to custodian	2,621,924
Payable to affiliate:
Investment adviser and administration fee	163,227
Interest expense and fees payable	151,693
Accrued expenses	104,867
Total liabilities	$144,585,327
Net Assets	$173,638,431

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$110,318
Additional paid-in capital	210,156,719
Accumulated net realized loss	(6,990,715)
Accumulated undistributed net investment income	1,100,446
Net unrealized depreciation	(30,738,337)
Net Assets	$173,638,431

Common Shares Outstanding	11,031,844

Net Asset Value
Net assets ÷ common shares issued and outstanding	$15.74

7	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

July 31, 2013

Statement of Operations (Unaudited)

Investment Income	Period Ended July 31, 2013(1)
Interest	$3,708,890
Total investment income	$3,708,890

Expenses
Investment adviser and administration fee	$641,043
Trustees’ fees and expenses	6,711
Custodian fee	47,466
Transfer and dividend disbursing agent fees	12,490
Legal and accounting services	21,244
Printing and postage	19,776
Interest expense and fees	255,249
Miscellaneous	44,259
Total expenses	$1,048,238
Deduct —
Reduction of custodian fee	$2,501
Total expense reductions	$2,501

Net expenses	$1,045,737

Net investment income	$2,663,153

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(6,990,715)
Net realized loss	$(6,990,715)
Change in unrealized appreciation (depreciation) —
Investments	$(30,738,337)
Net change in unrealized appreciation (depreciation)	$(30,738,337)

Net realized and unrealized loss	$(37,729,052)

Net decrease in net assets from operations	$(35,065,899)

(1)	For the period from the start of business, March 28, 2013, to July 31, 2013.

8	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

July 31, 2013

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended July 31, 2013 (Unaudited) (1)
From operations —
Net investment income	$2,663,153
Net realized loss from investment transactions	(6,990,715)
Net change in unrealized appreciation (depreciation) from investments	(30,738,337)
Net decrease in net assets from operations	$(35,065,899)
Distributions to shareholders —
From net investment income	$(1,562,707)
Total distributions to shareholders	$(1,562,707)
Capital share transactions —
Proceeds from sale of shares(2)	$210,577,500
Reinvestment of distributions to shareholders	30,537
Offering costs	(441,000)
Net increase in net assets from capital share transactions	$210,167,037

Net increase in net assets	$173,538,431

Net Assets
At beginning of period	$100,000
At end of period	$173,638,431

Accumulated undistributed net investment income included in net assets
At end of period	$1,100,446

(1)	For the period from the start of business, March 28, 2013, to July 31, 2013.

(2)	Proceeds from sale of shares are net of sales load paid of $9,922,500.

9	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

July 31, 2013

Statement of Cash Flows

Cash Flows From Operating Activities	Period Ended July 31, 2013 (Unaudited) (1)
Net decrease in net assets from operations	$(35,065,899)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Investments purchased	(484,146,349)
Investments sold	134,956,392
Net amortization/accretion of premium (discount)	(35)
Increase in interest receivable	(2,689,202)
Increase in payable to affiliate for investment adviser and administration fee	163,227
Increase in interest expense and fees payable	151,693
Increase in accrued expenses	104,867
Net change in unrealized (appreciation) depreciation from investments	30,738,337
Net realized loss from investments	6,990,715
Net cash used in operating activities	$(348,796,254)

Cash Flows From Financing Activities
Proceeds from Trust shares sold(2)	$210,577,500
Offering costs	(441,000)
Distributions paid, net of reinvestments	(1,532,170)
Proceeds from secured borrowings	190,895,000
Repayment of secured borrowings	(53,425,000)
Increase in due to custodian	2,621,924
Net cash provided by financing activities	$348,696,254

Cash at beginning of period	$100,000

Cash at end of period	$—

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$30,537
Cash paid for interest and fees	103,556

(1)	For the period from the start of business, March 28, 2013, to July 31, 2013.

(2)	Proceeds from sale of shares are net of sales load paid of $9,922,500.

10	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

July 31, 2013

Financial Highlights

	Period Ended July 31, 2013 (Unaudited) (1)
Net asset value — Beginning of period	$19.100	(2)

Income (Loss) From Operations
Net investment income(3)	$0.248
Net realized and unrealized loss	(3.425)

Total loss from operations	$(3.177)

Less Distributions
From net investment income	$(0.142)

Total distributions	$(0.142)

Offering costs charged to paid-in capital(3)	$(0.041)

Net asset value — End of period	$15.740

Market Value — End of period	$13.890

Total Investment Return on Net Asset Value(4)	(16.82	)%(5)(6)

Total Investment Return on Market Value(4)	(26.60	)%(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$173,638
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(8)	1.18	%(7)
Interest and fee expense(9)	0.38	%(7)
Total expenses(8)	1.56	%(7)
Net investment income	3.97	%(7)
Portfolio Turnover	82	%(5)

(1)	For the period from the start of business, March 28, 2013, to July 31, 2013.

(2)	Net asset value at beginning of period reflects the deduction of the sales charge of $0.90 per share paid by the shareholders from the $20.00 offering price.

(3)	Computed using average shares outstanding.

(4)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(5)	Not annualized.

(6)

Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(7)	Annualized.

(8)	Excludes the effect of custody fee credit, if any, of less than 0.005%

(9)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

11	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

July 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Income Term Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust was organized on December 5, 2012 and remained inactive until March 28, 2013, except for matters related to its organization, including the sale of 5,000 initial shares for $100,000 and the expensing of $15,000 of organization costs, all of which were reimbursed by Eaton Vance Management (EVM). The Trust’s investment objective is to provide current income exempt from regular federal income tax. The Trust has a term of fifteen years and currently intends to cease its investment operations on or about June 30, 2028 and thereafter liquidate and distribute its net assets to holders of the Trust’s common shares.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2013, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Organization and Offering Costs — Costs incurred by the Trust in connection with its organization are expensed. EVM agreed to pay all offering costs (other than sales loads) that exceed $0.04 per common share. Costs incurred by the Trust in connection with the offering of its common shares are recorded as a reduction of additional paid-in capital.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

12

Eaton Vance

Municipal Income Term Trust

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Trust may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Trust may sell a variable or fixed rate bond to a broker for cash. At the same time, the Trust buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trust accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 8) at July 31, 2013. Interest expense related to the Trust’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2013, the amount of the Trust’s Floating Rate Notes outstanding and the related collateral were $137,470,000 and $171,375,747, respectively. The range of interest rates on the Floating Rate Notes outstanding at July 31, 2013 was 0.05% to 0.12%. For the period ended July 31, 2013, the Trust’s average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $114,436,230 and 0.65%, respectively.

The Trust may enter into shortfall and forbearance agreements with the broker by which the Trust agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trust had no shortfalls as of July 31, 2013.

The Trust may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trust’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trust’s investment policies do not allow the Trust to borrow money except as permitted by the 1940 Act. Management believes that the Trust’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trust’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trust’s restrictions apply. Residual interest bonds held by the Trust are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

13

Eaton Vance

Municipal Income Term Trust

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

L  Interim Financial Statements — The interim financial statements relating to July 31, 2013 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Trust. The fee is computed at an annual rate of 0.60% of the Trust’s average daily total managed assets and is payable monthly. Average daily total managed assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by the Trust. Average daily total managed assets are calculated by adding to net assets the amount payable by the Trust to floating rate note holders. For the period ended July 31, 2013, the investment adviser fee was $641,043.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser and administration fee. Trustees of the Trust who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended July 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $488,219,965 and $141,844,832, respectively, for the period ended July 31, 2013.

5  Common Shares of Beneficial Interest

The Trust may issue common shares pursuant to its dividend reinvestment plan. Transactions in common shares were as follows:

Period Ended July 31, 2013 (Unaudited)(1)

Sales (initial public offering)	11,025,000
Issued to shareholders electing to receive payments of distributions in Trust shares	1,844

Net increase	11,026,844

(1)	For the period from the start of business, March 28, 2013, to July 31, 2013.

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$206,623,892

Gross unrealized appreciation	$17,785
Gross unrealized depreciation	(31,020,561)

Net unrealized depreciation	$(31,002,776)

14

Eaton Vance

Municipal Income Term Trust

July 31, 2013

Notes to Financial Statements (Unaudited) — continued

7  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Trust to make properly authorized payments. When such payments result in an overdraft, the Trust is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Trust’s assets to the extent of any overdraft. At July 31, 2013, the Trust had a payment due to SSBT pursuant to the foregoing arrangement of $2,621,924. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at July 31, 2013. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 8) at July 31, 2013. The Trust’s average overdraft advances during the period ended July 31, 2013 were not significant.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$308,646,116	$—	$308,646,116

Total Investments	$—	$308,646,116	$—	$308,646,116

15

Eaton Vance

Municipal Income Term Trust

July 31, 2013

Dividend Reinvestment Plan

The Trust offers a dividend reinvestment plan (Plan) pursuant to which shareholders automatically have distributions reinvested in common shares (Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by American Stock Transfer & Trust Company, the Plan agent (Agent). Distributions subject to income tax (if any) are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Trust’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Trust. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at 1-866-439-6787.

16

Eaton Vance

Municipal Income Term Trust

July 31, 2013

Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account:

Shareholder signature                                                           Date

Shareholder signature                                                           Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Municipal Income Term Trust

c/o American Stock Transfer & Trust Company

P.O. Box 922 Wall Street Station

New York, NY 10269-0560

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, management investment company and has no employees.

Number of Shareholders

As of July 31, 2013, our records indicate that there are 3 registered shareholders and approximately 4,131 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is ETX.

17

Eaton Vance

Municipal Income Term Trust

July 31, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on December 17, 2012, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Municipal Income Term Trust (the “Fund”), with Eaton Vance Management (the “Adviser”). The Board reviewed information furnished for the December 17, 2012 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;

•

Comparative information concerning fees charged by the Adviser for managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Fund, if applicable, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and the Fund’s policies with respect to “soft dollar” arrangements;

•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports and/or other information provided by the Adviser describing the financial results and condition of the Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator); and

•	The terms of the investment advisory and administrative agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement with the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement for the Fund.

18

Eaton Vance

Municipal Income Term Trust

July 31, 2013

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

Because the Fund had not yet commenced operations when the contract was approved, it had no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data identifying the expected level of Fund assets as well as data summarizing the increases and decreases in the assets of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may be affected by similar increases or decreases. The Board concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the Fund can be expected to share in the benefits from economies of scale in the future. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser’s expected profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time.

19

Eaton Vance

Municipal Income Term Trust

July 31, 2013

Officers and Trustees

Officers of the Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of the Trust

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

20

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders.  A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount. If applicable, a Fund may also redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  The Eaton Vance closed-end funds make certain fund performance data and portfolio characteristics available on the Eaton Vance website after the end of each month. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

59 Maiden Lane

Plaza Level

New York, NY 10038

Fund Offices

Two International Place

Boston, MA 02110

7013-9/13	CE-ETXSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’sCode of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’sSection 302 certification.
(a)(2)(ii)	President’sSection 302 certification.
(b)	CombinedSection 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 9, 2013

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 9, 2013